Note 14 - Derivative Financial Instruments	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of hedge accounting [text block]
14	Derivative financial instruments

The fair value of derivative financial instruments not traded in an active market is determined by using valuation techniques. These valuation techniques maximize the use of observable market data where available. The company did not apply hedge accounting to the derivative financial instruments and all fair value losses were recorded in the consolidated statements of profit or loss and other comprehensive income. Transaction costs are recognised in profit or loss as incurred.

Net derivative financial instrument expenses		2022	2021	2020

Put options	14.1(a)	38	–	–
Gold loan	14.2(a)	(228)	21	–
Call options (December 13, 2021)	14.2(a)	(240)	–	–
Cap and collar options and Call options	14.2(b)	832	114	–
Call options transaction costs (March 9, 2022)	14.2(b)	796	–	–
Gold exchange-traded fund ("Gold ETF")		–	105	164
Gold hedge		–	–	102
		1,198	240	266

Cash flows arising from investing activities		2022	2021	2020

Acquisition of Put options	14.1(a)	478	–	–
		478	–	–

Cash flows arising from financing activities		2022	2021	2020

Gold loan (repayment) proceeds	14.2(a)	(3,698)	2,752	–
Call options (December 13, 2021) proceeds	14.2(a)	–	208	–
Call options (March 9, 2022) acquisition	14.2(b)	(176)	–	–
Call options (March 9, 2022) proceeds	14.2(b)	416	–	–
Gold ETF proceeds (acquisition)		–	1,066	(1,058)
		(3,458)	4,026	(1,058)

14.1	Derivative financial assets

	2022	2021

Put options	440	–
	440	–

(a)	Put options

On December 22, 2022 the Company purchased put options from Auramet to hedge 16,672 ounces of gold from February 2023 to May 2023 at a strike price of $1,750. These options were purchased to protect the Company against gold prices below $1,750 for the quantity of ounces hedged. The Put options were classified as level 1 in the fair value hierarchy.

14.2	Derivative financial liabilities

		2022	2021

Gold loan	14.2(a)	–	2,866
Call options (December 13, 2021)	14.2(a)	–	229
Cap and collar options and Call options	14.2(b)	–	–
		–	3,095

(a)	Gold loan and Call options

On December 13, 2021 the Company entered into two separate gold loan and option agreements with Auramet International LLC (“Auramet”).

In terms of the agreements the Group:

●	received $3 million less transaction costs from Auramet at inception of the Gold loan agreement;
●	is required to make two deliveries of 925 ounces each on May 31, 2022 and June 30, 2022 in repayment of the Gold loan or pay the equivalent in cash; and
●	granted Call options on 6,000 ounces to Auramet with a strike price of $2,000 per ounce, expiring monthly in equal monthly tranches from June 30, 2022 to November 30, 2022.

Accounting for the Gold loan and the Call options transactions:

●	At inception the fair value of the Gold loan was calculated at the amount received less the fair value of the Call options.
●	As at March 31, 2022 the fair value of the gold loan was calculated by discounting the fair value of the gold deliveries at a forward rate of $1,833 due by a market related discount rate.
●	At inception and at March 31, 2022 the Call options were valued at the quoted prices available from the CME Group Inc. at each respective date.
●	Differences in the fair values were accounted for as Fair value losses on derivative financial instruments in the consolidated statement of profit or loss and other comprehensive income.
●	The Call options were classified as level 1 in the fair value hierarchy and the Gold loan as level 2.
●	Derivative liabilities are not designated as hedging instruments.

(a)	Gold loan and Call options (continued)

Proceeds received under the Gold loan and Call options agreements were allocated as follows:

December 13, 2021
Net proceeds received	2,960
Fair value of Call options	208
Fair value of Gold loan	2,752

The Gold loan was settled in full on June 30, 2022. The Call options expired on October 31, 2022 and November 30, 2022.

(b)	Cap and collar options and Call options

On February 17, 2022 the Company entered into a zero cost contract to hedge 20,000 ounces of gold over a period of 5 months from March to July 2022. The hedging contract had a cap of $1,940 and a collar of $1,825 over 4,000 ounces of gold per month that expired at the end of each month over the 5-month period.

On March 9, 2022 in response to a very volatile gold price the Company purchased a matching quantity of Call options at a strike price above the cap at a total cost of $796 over 4,000 ounces of gold per month at strike prices of $2,100 per ounce from March 2022 to May 2022 and $2,200 per ounce from June 2022 to July 2022 in order to limit margin exposure and reinstate gold price upside above the strike price.

In April, 2022 Auramet and the Company each purchased matching quantities of Call options at a net settlement cost to the Company of $176 over 2,400 ounces of gold per month at strike prices of $1,886 and $1,959.50 respectively. These options were purchased to hedge against a short term increase in the gold price for the last week of April 2022. At year end these options expired.